BORROWINGS - Repayments of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 279,463	$ 179,825
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	9,460
Interest expense included in minimum lease payments	643
Minimum finance lease payments payable, at present value	8,817
Borrowings	8,817	$ 14,265
Finance lease liabilities | 2018
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	4,891
Finance lease liabilities | 2019
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	1,047
Finance lease liabilities | 2020
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	471
Finance lease liabilities | 2021
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	406
Finance lease liabilities | 2022
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	2,645
Finance lease liabilities | Thereafter
Disclosure of detailed information about borrowings [line items]
Minimum finance lease payments payable	0
Other long-term borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	272,282
Other long-term borrowings | Gross carrying amount | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	10,348
Other long-term borrowings | Gross carrying amount | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	257,116
Other long-term borrowings | Gross carrying amount | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,238
Other long-term borrowings | Gross carrying amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	1,278
Other long-term borrowings | Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	921
Other long-term borrowings | Gross carrying amount | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,381